Aberdeen China Opportunities Fund
Aberdeen China Opportunities Fund
ABERDEEN FUNDS Aberdeen China Opportunities Fund Supplement dated March 21, 2017 to the Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)
The following replaces the table entitled “Average Annual Total Returns As of December 31, 2016” in the section of the Prospectus entitled “Summary — Aberdeen China Opportunities Fund — Performance”:
Average Annual Total Returns As of December 31, 2016
Average Annual Returns - Aberdeen China Opportunities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(5.28%)	(0.51%)	2.69%
Class C	(1.18%)	(0.05%)	2.55%
Class T	(2.02%)	0.16%	3.04%
Class R	0.16%	0.30%	2.98%
Institutional Class	0.78%	0.93%	3.55%
Institutional Service Class	0.62%	0.90%	3.56%
After Taxes on Distributions | Class A	(5.73%)	(1.00%)	1.82%
After Taxes on Distributions and Sale of Fund Shares | Class A	(2.99%)	(0.58%)	2.18%
MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)	1.52%	6.38%	4.34%

Please retain this supplement for future reference.